Share capital and reserves - Ordinary Shares Narrative (Details)						2 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Jul. 10, 2025 shares	Jul. 10, 2024 shares	Nov. 06, 2023 USD ($)	Aug. 05, 2021 USD ($)	Feb. 27, 2025 EUR (€) shares	Feb. 27, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares $ / shares
Disclosure of classes of share capital [line items]
Share repurchase programme | $	$ 151.6			$ 500,000,000.0	$ 500,000,000.0
Payments to acquire or redeem entity's shares | €								€ 195,600,000		€ 118,700,000		€ 170,900,000
Share based payment charge | €								€ 8,400,000		€ 8,800,000		€ 24,100,000
Restricted Shares
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares		36,738						631,994	631,994	476,552	476,552	761,544	761,544
Non-Executive Director | Restricted Shares
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares			23,118
Ordinary shares
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares	$ 15.64								$ 15.64		$ 17.50		$ 16.33
Costs related to transactions | €								€ 300,000				€ 200,000
Number of shares repurchased (in shares) | shares						340,563	340,563	14,038,161	14,038,161	7,415,614	7,415,614	11,314,705	11,314,705
Payments to acquire or redeem entity's shares						€ 3,400,000	$ 4,000,000.0	€ 194,700,000	$ 219,000,000.0	€ 119,600,000	$ 129,900,000	€ 170,900,000	$ 185,000,000.0